Basis of Presentation and Significant Accounting Policies - (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Allowance for Doubtful Accounts Activity
Accounts receivable allowance for doubtful accounts and credit memos activity is presented in the table below:

	December 31,
	2019	2018
Balance, beginning of period	$1,364	$1,586
Add Provision charged to expense(a)	472	379
Recoveries	19	44
Less Charges against allowance	(89)	(645)
Balance, end of period	$1,766	$1,364
(a) Includes the net amount of credit memos reserved and issued.

Non-Cash Investing and Financing Activities and Supplemental Cash Flow Information	Non-cash investing and financing activities and supplemental disclosures of consolidated cash flow information are as follows:

	December 31,
	2019	2018
Non-cash investing and financing activities:
Capital expenditures financed by accounts payable	$27	$115
Reclassification of interest paid in kind to additional paid in capital (Note 5)	3,547	3,430
Cash paid during the period for:
Interest	7,075	5,110
Income taxes	1,647	866
Cash received during the period for:
Income tax refunds	952	37

Excess and Obsolete Inventory Allowance Activity
Excess and obsolete inventory allowance activity is presented in the table below:

	December 31,
	2019	2018
Balance, beginning of period	$3,274	$1,680
Adjustments to provision	1,967	3,612
Charges against allowance	(1,085)	(2,018)
Balance, end of period	$4,156	$3,274

Estimated Useful Lives of Plant and Equipment
The Company provides for depreciation of plant and equipment sufficient to amortize the cost over their estimated useful lives as follows:

Buildings and building improvements	5 – 40 years
Plant equipment	5 – 20 years
Furniture and fixtures	2 – 10 years
Vehicles and office equipment	3 – 10 years

Basic and Diluted Earnings Per Share Calculations
The following table is a reconciliation of the basic and diluted loss per common share calculations:

	December 31,
	2019	2018
Numerator:
Net loss	$(38,515)	$(37,145)
Denominator:
Weighted average common shares outstanding	2,186	2,000
Effect of dilutive securities:
Outstanding common stock equivalents	—	—
Denominator for diluted loss per share	2,186	2,000

Net basic loss per common share	$(17.62)	$(18.57)

Net diluted loss per common share	$(17.62)	$(18.57)
Excluded outstanding share-based awards having an anti-dilutive effect	1,429	1,803
The computation of diluted loss per common share does not include common shares issuable upon conversion of the Company’s outstanding Second Lien Notes, as they were anti-dilutive under the if-converted method.